Transactions with Related Parties - Summary of Related Party Transactions (Detail) - Related Party [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Management Fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	$ 357,720	$ 318,560
Brokerage Commissions [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	428,948	237,802
Superintendent Fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	15,500	6,500
Crew Management Fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	67,500	60,000
Executive Compensation [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	262,310	237,243
Rental Expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	24,751	33,002
Commission Vessel Purchased [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	229,000	0
Interest Expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	$ 241,411	$ 365,935